Business developments - Business developments (Details 5) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Subsidiary, Sale of Stock [Line Items]
Net revenues	SFr 3,645	SFr 4,412	SFr 5,103	SFr 8,057	SFr 12,677
Total operating expenses	SFr 4,754	SFr 4,950	SFr 4,315	SFr 9,704	SFr 8,252